CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The following table summarizes supplemental balance sheet information related to the convertible notes, net of debt discount outstanding, as of March 31, 2023, and December 31, 2022:

Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	2,751,633
Debt accretion	1,556,177
Balance, March 31, 2023	$4,307,810

Balance, December 31, 2020	$-
Convertible notes issued - original securities	1,174,945
Issuance costs	(105,745)
Debt discount	(964,153)
Debt accretion	90,611
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)
Convertible notes issued - new securities	7,456,039
Issuance costs	(671,044)
Debt discount	(6,784,995)
Debt accretion	26,065
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	$2,751,633

Schedule of Convertible Notes of Debt Discount

	March 31, 2023	December 31, 2022
Convertible notes - total principal	$14,432,996	$14,432,996
Unamortized issuance costs and discount	(10,125,186)	(11,681,363)
Convertible Notes, Net of Debt Discount	$4,307,810	$2,751,633

	March 31, 2023	December 31, 2022
Current portion	$3,515,600	$-
Non-current portion	792,210	2,751,633
Convertible Notes, Net of Debt Discount	$4,307,810	$2,751,633

	December 31, 2022	December 31, 2021
Convertible notes - total principal	$14,432,996	$7,482,104
Unamortized issuance costs and discount	(11,681,363)	(7,456,039)
Convertible Notes, Net of Debt Discount	$2,751,633	$26,065